Income Tax (Details) - Schedule of statutory rates and tax rate	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of statutory rates and tax rate [Abstract]
U.S. statutory tax rate	21.00%	21.00%	21.00%
Effective tax rate	21.00%	21.00%	21.00%